Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 27, 2017
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Feb. 27, 2017
Document Effective Date	Feb. 27, 2017
Prospectus Date	Dec. 31, 2016
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	ABYAX
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	ABYCX
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	ABYIX